Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000059932 [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Target Payout
Class Name	Schwab Monthly Income Fund – Target Payout
Trading Symbol	SWJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008)	0.61%	6.04%	2.85%	3.38%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Target Payout Composite Index 2	0.27%	6.00%	3.91%	4.61%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20%
Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year
Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and
3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500
Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3
Month Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500
®
Index, 11.9% MSCI EAFE Index (Net), 7.1%
FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US
Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond
Index. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Mar. 28, 2008
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 33,073,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$33,073
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	4%
12-Month Distribution Yield	4.89%

Holdings [Text Block]
Asset Class Weightings % of Investments
1

Top Holdings %
of
Net
Assets
1,2,3

Portfolio holdings may have changed since th
e repor
t
date
.
1
The fund intends to primarily invest in a combination of Schwab Funds and
Schwab
ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

Largest Holdings [Text Block]
Top Holdings %
of
Net
Assets
1,2,3

Portfolio holdings may have changed since th
e repor
t
date
.
1
The fund intends to primarily invest in a combination of Schwab Funds and
Schwab
ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

C000059933 [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Flexible Payout
Class Name	Schwab Monthly Income Fund – Flexible Payout
Trading Symbol	SWKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008)	0.58%	6.01%	2.23%	2.86%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Flexible Payout Composite Index 2	0.27%	6.00%	2.99%	3.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions
or the redemption of fund shares.
2
The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20%
Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year
Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and
3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500
Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nariet Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3
Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE
EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury
Bills 1-3 Month Index. Prior to April 1, 2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index.
Percentages listed may not total to 100% due to
rounding
.

Performance Inception Date	Mar. 28, 2008
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 61,156,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$61,156
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	4%
12-Month Distribution Yield	4.77%

Holdings [Text Block]
Asset Class Weightings
%
of Investments
1

Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the
report
date.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity
and
fixed-income securities, as well as
other unaffiliated mutual funds or ETFs
,
and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

Largest Holdings [Text Block]
Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the
report
date.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity
and
fixed-income securities, as well as
other unaffiliated mutual funds or ETFs
,
and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

C000059934 [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Income Payout
Class Name	Schwab Monthly Income Fund – Income Payout
Trading Symbol	SWLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008)	0.66%	5.65%	1.44%	2.22%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Income Payout Composite Index 2	0.42%	5.62%	1.86%	2.81%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11%
Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA Nareit Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year
Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Long Treasury Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE
BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022 the Income Payout
Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond
Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P
500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate
Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500
Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Mar. 28, 2008
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 58,788,000
Holdings Count | Holdings	12
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$58,788
Number of Holdings	12
Portfolio Turnover Rate (not annualized)	3%
12-Month Distribution Yield	4.68%

Holdings [Text Block]
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the report
date
.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

Largest Holdings [Text Block]
Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the report
date
.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.